iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  36.0%
iShares Core U.S. REIT ETF ................. 4,198 $ 251,040
iShares Russell 1000 ETF ................... 12,663 3,953,895
iShares Russell 2000 ETF ................... 444 96,686
4,301,621
a
Domestic Fixed Income  —  45.6%
iShares 0-5 Year TIPS Bond ETF .............. 10,367 1,044,268
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 9,102 465,021
iShares 10-20 Year Treasury Bond ETF .......... 10,469 1,084,589
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 11,827 615,004
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 8,175 427,062
iShares MBS ETF ........................ 13,054 1,211,933
iShares U.S. Treasury Bond ETF .............. 25,996 593,229
5,441,106
a
International Equity  —  18.1%
iShares Core MSCI Emerging Markets ETF ....... 10,288 572,219
iShares Core MSCI International Developed Markets
ETF
(b)
............................... 20,782 1,398,005
Security Shares Value
a
International Equity — 18.1% (continued)
iShares Global Infrastructure ETF .............. 3,585 $ 192,622
2,162,846
a
Total Long-Term Investments — 99.7%
(Cost: $11,178,862) ................................. 11,905,573
a
Short-Term Securities
Money Market Funds  —  11.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(a)(c)(d)
...................... 1,304,227 1,305,140
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(a)(c)
............................ 29,185 29,185
a
Total Short-Term Securities — 11.2%
(Cost: $1,334,392) .................................. 1,334,325
Total Investments — 110.9%
(Cost: $12,513,254) ................................. 13,239,898
Liabilities in Excess of Other Assets — (10.9)% .............. (1,304,363)
Net Assets — 100.0% ................................. $ 11,935,535
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 542,387 $ 762,617
(a)
$ — $ 243 $ (107) $ 1,305,140 1,304,227 $ 693
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 26,073 3,112
(a)
— — — 29,185 29,185 275 —
iShares 0-5 Year
TIPS Bond ETF . 767,339 323,582 (52,344) 2,176 3,515 1,044,268 10,367 3,355 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 429,376 101,126 (62,499) 3,128 (6,110) 465,021 9,102 5,406 —
iShares 10-20 Year
Treasury Bond
ETF ......... 842,938 328,607 (55,282) 5,466 (37,140) 1,084,589 10,469 9,624 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 495,255 150,236 (30,850) 1,606 (1,243) 615,004 11,827 5,593 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 339,460 112,146 (21,636) 2,104 (5,012) 427,062 8,175 4,158 —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
LifePath
®
Target Date 2030 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
Emerging Markets
ETF ......... $ 472,245 $ 112,100 $ (30,203) $ 5,093 $ 12,984 $ 572,219 10,288 $ — $ —
iShares Core MSCI
International
Developed Markets
ETF ......... 1,231,331 303,076 (129,725) 13,245 (19,922) 1,398,005 20,782 — —
iShares Core U.S.
REIT ETF ..... 230,607 55,726 (47,338) 2,885 9,160 251,040 4,198 2,661 —
iShares Global
Infrastructure ETF 163,529 39,797 (23,648) 2,341 10,603 192,622 3,585 — —
iShares MBS ETF . 1,047,771 249,046 (68,225) 4,855 (21,514) 1,211,933 13,054 11,260 —
iShares Russell 1000
ETF ......... 3,228,519 796,900 (199,794) 48,239 80,031 3,953,895 12,663 13,519 —
iShares Russell 2000
ETF ......... 107,900 22,754 (31,718) 1,817 (4,067) 96,686 444 426 —
iShares U.S. Treasury
Bond ETF ..... 597,455 136,909 (136,571) 1,902 (6,466) 593,229 25,996 4,964 —
$ 95,100 $ 14,712
$ 13,239,898
$ 61,934 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 11,905,573 $ — $ — $ 11,905,573
Short-Term Securities
Money Market Funds ...................................... 1,334,325 — — 1,334,325
$ 13,239,898 $ — $ — $ 13,239,898

iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
3
Schedule of Investments
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security